2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of working capital, loss and deficit
	2020	2019	2018

Working capital	$1,939,676	$619,755	$757,336
Loss for the year	(1,061,028)	(283,552)	(400,029)
Deficit	(39,877,966)	(38,816,938)	(38,533,386)